CONCENTRATIONS (Details) - Customer One - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Revenue from contract with customer | Customer Concentration Risk
CONCENTRATIONS
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Revenue from contract with customer | Supplier Concentration Risk
CONCENTRATIONS
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Revenue from contract with customer | Accounts receivable
CONCENTRATIONS
Concentration risk (as a percent)				10.00%
Prepaid and other current assets
CONCENTRATIONS
Concentration risk (as a percent)	98.00%
Consolidated prepaid and other current assets	¥ 41,788			¥ 41,788